Potomac Tactical Rotation Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
681,726	Astoria US Equal Weight Quality Kings ETF #		$ 24,153,552
302,748	State Street® Consumer Staples Select Sector SPDR® ETF		24,819,281
169,439	State Street® Health Care Select Sector SPDR® ETF		24,841,452
91,100	Vanguard Health Care Index Fund ETF		24,809,263
158,936	WisdomTree Japan Hedged Equity Fund		25,204,071
			123,827,619
Fixed Income
631,847	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		31,800,859
583,707	iShares 0-3 Month Treasury Bond ETF		58,755,947
			90,556,806
Total for Exchange Traded Funds (Cost - $216,243,398)			214,384,425	83.91%

MONEY MARKET FUNDS
25,863,480	State Street Institutional U.S. Government Money Market Fund		25,863,480	10.12%
Premier Class - 3.60% +

Total for Money Market Funds (Cost - $25,863,480)

	Total Investments (Cost - $242,106,878)		240,247,905	94.03%

	Other Assets in Excess of Liabilities		15,257,333	5.97%

Net Assets			$255,505,238	100.00%

# Affiliated issuer due to Fund holding more than 5% of outstanding shares. See below.
+ The rate shown represents the 7-day yield at March 31, 2026.

Potomac Tactical Rotation Fund
	Schedule of Futures Contracts
	March 31, 2026 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Standard & Poor's 400 MidCap Futures **	377	6/18/2026	$128,048,050	$ 3,555,864
Total	377		$128,048,050	$ 3,555,864

** Exchange Traded.

1.) AFFILIATED ISSUER TRANSACTIONS

When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the quarter ended March 31, 2026, the Fund had the following transactions with affiliated companies:

	Astoria US Equal Weight
Security Name	Quality Kings ETF
Value as of December 31, 2025		$ -
Purchases		24,387,494
Sales		-
Change in Unrealized Gain (Loss)		(233,942)
Realized Gain (Loss)		-
Value as of March 31, 2026		$ 24,153,552

Shares Balance as of March 31, 2026		681,726
Dividends		$ 70,256
Capital Gain Distributions		$ -